Income Taxes Reconciliation of Income Tax Expense (Benefit) at Statutory Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax at U.S. statutory rate	34.00%	34.00%	34.00%
State taxes, net of federal benefit	(3.06%)	(1.56%)	8.28%
Tax credits	1.51%	1.36%	5.28%
Permanent items	(2.09%)	(1.32%)	(5.79%)
Change in valuation allowance	37.11%	32.13%	24.82%
Other	(0.28%)	3.60%	0.44%
Effective income tax rate	(0.35%)	(0.13%)	(0.05%)